Property and equipment	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Property and equipment
12	Property and equipment

Reconciliation of carrying amount:

	Machinery and equipment	Vehicles	Furniture and fixtures	IT equipment	Facilities	Leasehold improvements	Others	Total
Cost
As of December 31, 2015	478	191	764	1,440	88	2,745	—	5,706
Additions	97	—	258	525	46	665	—	1,591
Disposals	—	—	(2)	—	—	(6)	—	(8)

As of December 31, 2016	575	191	1,020	1,965	134	3,404	—	7,289

Additions	219	—	583	1,021	121	983	2,387	5,314
Business combinations	49	—	155	61	58	—	—	323

As of December 31, 2017	843	191	1,758	3,047	313	4,387	2,387	12,926

Additions	87	—	589	2,096	12	258	3,812	6,854
Disposals	(34)	—	(51)	(63)	—	(7)	—	(155)

As of December 31, 2018	896	191	2,296	5,080	325	4,638	6,199	19,625

Depreciation
As of December 31, 2015	(50)	(50)	(99)	(458)	(26)	(119)	—	(802)
Depreciation charge for the year	(53)	(37)	(86)	(305)	(11)	(296)	—	(788)

As of December 31, 2016	(103)	(87)	(185)	(763)	(37)	(415)	—	(1,590)

Depreciation charge for the year	(67)	(33)	(139)	(424)	(28)	(375)	(1,191)	(2,257)

As of December 31, 2017	(170)	(120)	(324)	(1,187)	(65)	(790)	(1,191)	(3,847)

Depreciation charge for the year	(84)	(24)	(203)	(740)	(35)	(484)	(878)	(2,448)
Disposals	—	—	—	17	—	—	—	17

As of December 31, 2018	(254)	(144)	(527)	(1,910)	(100)	(1,274)	(2,069)	(6,278)

Net book value
As of December 31, 2017	673	71	1,434	1,860	248	3,597	1,196	9,079

As of December 31, 2018	642	47	1,769	3,170	225	3,364	4,130	13,347

The Company assesses, at each reporting date, whether there is an indication that a property and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property and equipment as of and for the years ended December 31, 2018, 2017 and 2016.